Immaterial Corrections to Prior Period Financial Statements - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (Decrease) in Derivative Liabilities				$ (192,128)	$ (3,849,448)		$ (3,536,294)	$ (4,121,693)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)	$ 54,982	$ (302,524)	$ 1,096,278	$ 192,128	$ 3,849,448	$ 3,546,924	$ 3,536,294	$ 4,121,693
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Adjustments to Additional Paid in Capital, Other						5,721,957
Increase (Decrease) in Derivative Liabilities						6,344,817
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)		$ (622,860)				$ (622,860)